Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Of Comprehensive Income [Abstract]
NET REVENUE	$ 0	$ 0
COST OF REVENUE
GROSS PROFIT
OPERATING EXPENSES (Notes 14 and 17)
General and administrative expenses	(4,855,050)	(6,893,836)
Research and development expenses	(19,339,045)	(7,795,493)
Total operating expenses	(24,194,095)	(14,689,329)
LOSS FROM OPERATIONS	(24,194,095)	(14,689,329)
NON-OPERATING INCOME AND EXPENSES
Other income (Note 14)	156,749	340,076
Interest income	43,797	157
Gain on dilution of subsidiary and recognition of associate (Note 10)	0	2,307,735
Impairment loss of associate accounted for using equity method	(50,109)	0
Other gains	344,683	319,636
Finance costs (Note 14)	(1,960,321)	(614,902)
Total non-operating income and expenses	(1,465,201)	2,352,702
Share in losses of associated company, accounted for using equity method	(312,372)	(81,880)
LOSS BEFORE INCOME TAX	(25,971,668)	(12,418,507)
INCOME TAX EXPENSE (Note 15)	0	0
NET LOSS FOR THE PERIOD	(25,971,668)	(12,418,507)
Total comprehensive loss for the period	(25,971,668)	(12,418,507)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company	(25,971,668)	(12,149,543)
Non-controlling interests	0	(268,964)
NET LOSS FOR THE PERIOD	(25,971,668)	(12,418,507)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company	(25,971,668)	(12,149,543)
Non-controlling interests	0	(268,964)
Total comprehensive loss for the period	$ (25,971,668)	$ (12,418,507)
LOSS PER ORDINARY SHARE / EQUIVALENT ADS
Basic	$ (0.07)	$ (0.04)
Diluted	(0.07)	(0.04)
American Depositary Share [Member]
LOSS PER ORDINARY SHARE / EQUIVALENT ADS
Basic	(0.35)	(0.2)
Diluted	$ (0.35)	$ (0.2)